Warrants (Details)			12 Months Ended
		Jun. 10, 2024 USD ($) shares	Dec. 31, 2025 USD ($) Days $ / shares shares	Dec. 31, 2024 USD ($) shares
Warrants [Line Items]
Warrants outstanding			4,467,494
Share per price (in Dollars per share) | $ / shares			$ 18
Warrants expiration date			5 years
Warrant price per share (in Dollars per share) | $ / shares			$ 0.01
Trading days (in Days) | Days			20
Trading days redemption to warrant (in Days) | Days			30
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding			4,312,495
Number of warrants		1
Warrant price per share (in Dollars per share) | $ / shares			$ 11.5
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding			154,999
Number of warrants			1
Trading days (in Days) | Days			30
After completion of initial business combination			30 days
Private Placement Units [Member]
Warrants [Line Items]
Share per price (in Dollars per share) | $ / shares			$ 10
Redeemable Class A Ordinary Share [Member]
Warrants [Line Items]
Number of warrants		1
Common Class A [Member]
Warrants [Line Items]
Number of ordinary share			1
Share per price (in Dollars per share) | $ / shares			$ 11.5
Common shares issued	[1]		319,108,190	312,720,720
Ordinary shares value (in Dollars) | $	[1]		$ 3,191	$ 3,127
Common Class A [Member] | Private Placement Units [Member]
Warrants [Line Items]
Number of ordinary share			1
IPO [Member]
Warrants [Line Items]
IPO sold public units (in Dollars) | $		$ 8,625,000
IPO [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Ordinary shares value (in Dollars) | $			$ 3,100,000
IPO [Member] | Private Placement Units [Member]
Warrants [Line Items]
Common shares issued			310,000

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)